By EDGAR


February 24, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004



RE:      Lincoln Benefit Life Variable Life Account
         '33 Act File No. 333-100131
         '40 Act File No. 811-7972


Commissioners,

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Lincoln Benefit Life Variable Life Account ("the "Account") certifies that:

           a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment ("Amendment") to the above referenced Registration Statement on Form N-6; and

           b. The text of the Account's Amendment was filed with the Commission electronically on December 17, 2002.


Very truly yours,

/s/ William F. Emmons

William F. Emmons
Vice President, Assistant General Counsel and Assistant Secretary